Derivatives (Summary of Effect of Cash Flow and Net Investment Hedges) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about hedges [line items]
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, net investment hedges	$ 41	$ (15)
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement	(5,409)	(2,783)
Change in fair value of hedging instruments for ineffectiveness measurement	5,414	2,779
Hedge ineffectiveness	5	(4)
Hedging gains (losses) recognized in other comprehensive income	3,356	(78)
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, cash flow hedges	(173)	(238)
Net change in other comprehensive income (loss), cash flow hedges	3,529	160
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement	(3,602)	1,260
Change in fair value of hedging instruments for ineffectiveness measurement	3,606	(1,261)
Hedge ineffectiveness	4	(1)
Hedging gains (losses) recognized in other comprehensive income	2,128	(3,528)
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, cash flow hedges	(2,311)	(3,069)
Net change in other comprehensive income (loss), cash flow hedges	4,439	(459)
Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement	(1,863)	(4,417)
Change in fair value of hedging instruments for ineffectiveness measurement	1,867	4,414
Hedge ineffectiveness	4	(3)
Hedging gains (losses) recognized in other comprehensive income	1,287	3,824
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, cash flow hedges	2,204	3,168
Net change in other comprehensive income (loss), cash flow hedges	(917)	656
Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement	56	374
Change in fair value of hedging instruments for ineffectiveness measurement	(59)	(374)
Hedge ineffectiveness	(3)	0
Hedging gains (losses) recognized in other comprehensive income	(59)	(374)
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, cash flow hedges	(66)	(337)
Net change in other comprehensive income (loss), cash flow hedges	7	(37)
Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement	457	1,821
Change in fair value of hedging instruments for ineffectiveness measurement	(457)	(1,821)
Hedge ineffectiveness	0	0
Hedging gains (losses) recognized in other comprehensive income	(457)	(1,821)
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, net investment hedges	41	(15)
Net change in other comprehensive income (loss), net investment hedges	$ (416)	$ (1,836)